Assets Held for Sale (Details) - Disposal Group, Held-for-Sale, Not Discontinued Operations - Spinal Implants - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposition of assets	$ (362)
Increase to fair value		$ 57
Decrease to fair value		$ 245
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Accounts receivable, net			$ 56	$ 62
Total inventories			195	183
Prepaid expenses and other current assets			27	10
Property, plant and equipment, net			53	51
Other intangibles, net			323	326
Noncurrent deferred income tax assets			9	9
Other noncurrent assets			179	171
Valuation allowance			(395)	(362)
Total assets			447	450
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Accounts payable			41	28
Accrued compensation			20	26
Accrued expenses and other liabilities			24	29
Other noncurrent liabilities			27	21
Total liabilities			$ 112	$ 104